Revenue Disaggregation	12 Months Ended
Jun. 30, 2025
Revenue Disaggregation [Abstract]
REVENUE DISAGGREGATION

NOTE 25 — REVENUE DISAGGREGATION

The Company’s disaggregated revenues are represented by the type of products and type of revenue stream.

	June 30, 2025		June 30, 2024		June 30, 2023
	Sales Amount	As % of Sales	Sales Amount	As % of Sales	Sales Amount	As % of Sales
Self-Manufactured Products:
Tinned copper bar products	$8,204,848	7.24%	$1,527,551	1.44%	$13,310,058	7.79%
T2 copper bar products	16,164,606	14.26%	4,168,922	3.94%	10,161,659	5.95%
Aluminum bar products	26,493	0.02%	125,244	0.12	5,721	—
Copper rods	812,146	0.72%	545,804	0.52%	601,428	0.35%
Subtotal	25,208,093	22.24%	6,367,521	6.01%	24,078,866	14.09%
Processing service	30,828	0.03%	5,341	0.01%	4,844	—%
Resale of copper materials, primarily electrolytic copper	88,094,523	77.73%	99,501,924	93.98%	146,761,909	85.90%
Total Revenue	113,333,444		105,874,786		170,845,619